Financial instruments and fair value disclosures (Tables)	12 Months Ended
Sep. 30, 2025
Financial instruments and fair value disclosures
Summary of financial assets at amortised cost

	Carrying value	Fair value
$'000	30 September 2025	30 September 2025
Cash and cash equivalents	36,978	36,978
Trade and other receivables	657	657
	37,635	37,635

	Carrying value	Fair value
$'000	30 September 2024	30 September 2024
Cash and cash equivalents	18,705	18,705
Trade and other receivables	471	471
	19,176	19,176

	Carrying value	Fair value
$'000	30 September 2023	30 September 2023
Cash and cash equivalents	44,455	44,455
Trade and other receivables	1,273	1,273
	45,728	45,728

Summary of financial liabilities at amortised cost

	Carrying value	Fair value
$'000	30 September 2025	30 September 2025
Trade and other payables	7,635	7,635
Lease liabilities	720	720
	8,355	8,355

	Carrying value	Fair value
$'000	30 September 2024	30 September 2024
Trade and other payables	11,911	11,911
Lease liabilities	990	990
	12,901	12,901

	Carrying value	Fair value
$'000	30 September 2023	30 September 2023
Trade and other payables	18,831	18,831
Lease liabilities	8,402	8,402
	27,233	27,233

Schedule of Financial liabilities at fair value through profit or loss

		Fair value	Fair value
	Carrying value	Level 2	Level 3
	30 September	30 September	30 September
$'000	2025	2025	2025
Warrant liability	261	261	—
	261	261	—

		Fair value	Fair value
	Carrying value	Level 2	Level 3
	30 September	30 September	30 September
$'000	2024	2024	2024
Warrant liability	—	—	—
	—	—	—

		Fair value	Fair value
	Carrying value	Level 2	Level 3
	30 September	30 September	30 September
$'000	2023	2023	2023
Warrant liability	6	3	3
	6	3	3

Disclosure of Foreign exchange Risk

Year ended 30 September 2025	£'000
Parent	—
UK subsidiary	121,527
Total	121,527

If the $/£ rates moved by +/- 5% then the effect on net assets would be as follows:

Year ended 30 September 2025	$'000
Reasonable shift	5.00%
Total effect on Loss of +ve movements	7,775
Total effect on Loss of -ve movements	(7,775)

Summary of maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis

	Trade and	Deferred
2025	other	government		Lease
$'000	payables	grants	Provisions	Liabilities	Total
On demand	—	—		—	—
Within one year	7,635	—	7,000	265	14,900
More than one year but less than two years	—	—	—	270	270
More than two year but less than five years	—	—	—	184	184
More than five years	—	—	—	—	—
	7,635	—	7,000	719	15,354

	Trade and	Deferred	Lease
2024	other	government	Liabilities
$'000	payables	grants		Total
On demand	—	—	—	—
Within one year	11,911	—	286	12,197
More than one year but less than two years	—	—	257	257
More than two year but less than five years	2,000	—	447	2,447
More than five years	—	—	—	—
	13,911	—	990	14,901

	Trade and	Deferred
2023	other	government	Lease
$'000	payables	grants	Liabilities	Total
On demand	—	—	—	—
Within one year	18,831	—	2,118	20,949
More than one year but less than two years	—	—	2,307	2,307
More than two year but less than five years	—	24	3,977	4,001
More than five years	—	—	—	—
	18,831	24	8,402	27,257